FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following tabular presentation reflects the components of the liability associated with such warrants as of December 31, 2015:

Fair value
of liability
related to
warrants

Balance at December 31, 2014	$4,003
Exchange of warrants in November-December 2015 (see also Note 9j)	(822)
Change in fair value of warrants during the period	(571)

Balance at December 31, 2015	$2,610

Investors Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Investors' warrants in 2011-2012 Private Placement:

	December 31,	December 31,
	2015	2014

Risk-free interest rate (1)	0.60%	0.59%
Expected volatility (2)	74.64%	47.72%
Expected life (in years) (3)	0.82	1.82
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.17	$1.05

Investors Warrants [Member] | September 2014 Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Investors' warrants in September 2014 Private Placement:

	December 31,	Issuance
	2015	date

Risk-free interest rate (1)	1.24%	1.42%
Expected volatility (2)	158.68%	48.75%
Expected life (in years) (3)	2.73	4.00
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.37	$0.25

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)
Expected volatility - was calculated based on actual historical stock price movements of the Company and other companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Placement agent's warrants 2011-2012 Private Placement:

	December 31,	December 31,
	2015	2014

Risk-free interest rate (1)	0.19%	0.36%
Expected volatility (2)	86.65%	46.46%
Expected life (in years) (3)	0.27	1.27
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.14-0.18	$0.83-1.06